Share capital and share based payments (Tables)	12 Months Ended
Dec. 31, 2021
Share capital and share based payments
Summary of combined stock options and Omnibus options outstanding range of exercise prices

	December 31,
	2021

		Weighted	Weighted
Range of		average	average
exercise		remaining	number of
prices	Number of	contractual	options
$	options	life (years)	exercisable
0.96	3,333	1.67	3,333
1.06	74,634	1.75	74,634
1.13	68,333	3.42	55,000
1.14	10,000	1.92	10,000
1.15	20,000	2.92	13,333
1.27	8,334	2.67	5,000
1.55	58,033	2.42	18,700
1.59	185,000	3.17	51,668
1.71	506,334	2.25	485,333
1.94	40,000	0.92	40,000
2.09	23,334	3.67	—
4.12	7,500	0.42	7,500
4.47	22,500	0.67	22,500
4.60	90,000	0.25	90,000

	1,117,335		877,001

	December 31,
	2020

		Weighted	Weighted
Range of		average	average
exercise		remaining	number of
prices	Number of	contractual	options
$	options	life (years)	exercisable
0.64	166,667	2.42	—
0.96	37,333	2.67	667
1.06	198,835	2.75	110,334
1.13	95,000	4.42	—
1.14	10,000	2.92	6,667
1.15	20,000	3.92	6,667
1.27	10,000	3.67	3,334
1.55	83,017	3.42	4,351
1.59	235,000	4.17	—
1.71	794,667	3.25	752,667
1.94	70,000	0.67	70,000
2.09	35,000	4.67	—
4.12	17,500	1.42	17,500
4.47	27,500	1.67	27,500
4.60	100,000	1.25	100,000

	1,900,519		1,099,687

Summary of weighted average assumptions to determine fair value of options at the date

	2021	2020
	$	$
Weighted average grant date fair value of options granted	$1.45	$1.45
Weighted average assumptions used
Expected option life	5 years	5 years
Risk-free interest rate	1.45%	1.45%
Expected volatility	87%	101%

Stock Option Plan
Share capital and share based payments
Summary of the continuity of options issued

	December 31,		December 31,
	2021		2020
		Weighted		Weighted
		average		average
		exercise		exercise
	Number	price	Number	price
	of options	$	of options	$
Outstanding – Beginning of year	1,865,519	1.69	3,409,886	1.45
Granted	3,333	1.06	350,000	1.64
Forfeited or cancelled	(29,334)	1.06	(760,885)	1.19
Exercised	(745,517)	1.41	(1,133,482)	1.29

Outstanding – End of year	1,094,001	1.90	1,865,519	1.69

Options exercisable – End of year	877,001	1.99	1,099,687	2.02

Omnibus Incentive Plan
Share capital and share based payments
Summary of the continuity of options issued

	December 31,		December 31,
	2021		2020
		Weighted		Weighted
		average		average
		exercise		exercise
	Number	price	Number	price
	of options	$	of options	$
Outstanding – Beginning of year	35,000	2.09	—	—
Granted	—	—	45,000	2.09
Forfeited or cancelled	—	—	(10,000)	2.09
Exercised	(11,666)	2.09	—	—

Outstanding – End of year	23,334	2.09	35,000	2.09

Options exercisable – End of year	—	—	—	—